Provision for Sales Returns	12 Months Ended
Jun. 30, 2021
Disclosure Of Provision For Sales Returns Explantory [Abstract]
Provision for Sales Returns

Note 12. Provision for Sales Returns

Sales return provision due to the ongoing COVID-19 pandemic	2021 A$
Carrying amount at the start of the year	-
Sales return provision recognised	213,024
Amounts transferred from non-current	-
Carrying amount at the end of the year	213,024

The sales return provision has been assessed by management based on external reports on stock held by distributors. The timing and amount of the obligation are uncertain but are expected to be settled in the next year.